Accumulated Other Comprehensive Income - Summary of the Reclassifications Out of Accumulated Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 9.8	$ 165.1	$ 17.0
Portion of net (gain) loss recognized in other comprehensive income, before taxes	0.0	0.2	(0.7)
Provision for income taxes	(46.2)	(206.2)	(41.0)
Net of tax	78.9	309.5	74.1
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net of tax	(3.9)	(96.6)	(2.9)
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	(6.0)	(148.0)	(5.2)
Provision for income taxes	2.1	51.8	1.8
Net of tax	(3.9)	(96.2)	(3.4)
OTTI | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Portion of net (gain) loss recognized in other comprehensive income, before taxes	0.0	(0.6)	0.8
Provision for income taxes	0.0	0.2	(0.3)
Net of tax	$ 0.0	$ (0.4)	$ 0.5